INTANGIBLE ASSETS (Details - Estimated future amortization expense)	Sep. 30, 2022 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2022 (Remainder of the year)	$ 12,477
2023	49,500
2024	49,500
2025	49,500
2026	49,500
Thereafter	50,585
Total	$ 261,062